Consolidated Statement of Stockholders’ Equity - USD ($)	Common Stock	Additional Paid-in capital	Accumulated Deficit	Total
Balance at Beginning at Dec. 31, 2019			$ (249)	$ (249)
Issuance of common stock, net of offering costs	$ 325	19,675		20,000
Issuance of common stock, net of offering costs (in Shares)	3,247,840
Net income (loss)			(13,470)	(13,470)
Balance at ending at Dec. 31, 2020	$ 325	19,675	(13,719)	6,281
Balance at ending (in Shares) at Dec. 31, 2020	3,247,840
Recapitalization	$ 250	(53,174)		(52,924)
Recapitalization (in Shares)	2,500,000
Issuance of common stock, net of offering costs	$ 389	6,710,106		6,710,495
Issuance of common stock, net of offering costs (in Shares)	3,885,000
Shares issued to placement agent	$ 5	99,995		100,000
Shares issued to placement agent (in Shares)	50,000
Shares issued upon conversion of SAFE notes	$ 13	258,295		258,308
Shares issued upon conversion of SAFE notes (in Shares)	129,154
Shares issued to advisors	$ 72	1,380,535		1,380,607
Shares issued to advisors (in Shares)	723,008
Net income (loss)			(217,203)	(217,203)
Balance at ending at Jun. 30, 2021	$ 1,054	8,415,432	(230,922)	8,185,564
Balance at ending (in Shares) at Jun. 30, 2021	10,535,002
Issuance of common stock, net of offering costs	$ 12	206,918		206,930
Issuance of common stock, net of offering costs (in Shares)	115,000
Other offering costs		(45,000)		(45,000)
Stock-based compensation		70,782		70,782
Net income (loss)			(2,140,722)	(2,140,722)
Balance at ending at Mar. 31, 2022	$ 1,066	8,648,132	(2,371,644)	6,277,554
Balance at ending (in Shares) at Mar. 31, 2022	10,650,002
Balance at Beginning at Jun. 30, 2021	$ 1,054	8,415,432	(230,922)	8,185,564
Balance at Beginning (in Shares) at Jun. 30, 2021	10,535,002
Issuance of common stock, net of offering costs	$ 12	206,918		206,930
Issuance of common stock, net of offering costs (in Shares)	115,000
Other offering costs		(45,000)		(45,000)
Stock-based compensation		204,011		204,011
Net income (loss)			(3,451,699)	(3,451,699)
Other			137	137
Balance at ending at Jun. 30, 2022	$ 1,066	8,781,361	(3,682,484)	5,099,943
Balance at ending (in Shares) at Jun. 30, 2022	10,650,002
Balance at Beginning at Dec. 31, 2021	$ 1,066	8,607,018	(1,457,267)	7,150,817
Balance at Beginning (in Shares) at Dec. 31, 2021	10,650,002
Stock-based compensation		41,114		41,114
Net income (loss)			(914,377)	(914,377)
Balance at ending at Mar. 31, 2022	$ 1,066	8,648,132	(2,371,644)	6,277,554
Balance at ending (in Shares) at Mar. 31, 2022	10,650,002
Balance at Beginning at Jun. 30, 2022	$ 1,066	8,781,361	(3,682,484)	5,099,943
Balance at Beginning (in Shares) at Jun. 30, 2022	10,650,002
Issuance of common stock, net of offering costs	$ 144	4,071,001		4,071,145
Issuance of common stock, net of offering costs (in Shares)	1,447,332
Issuance of shares for services	$ 15	299,985		300,000
Issuance of shares for services (in Shares)	150,000
Stock-based compensation		304,553		304,553
Net income (loss)			(4,071,391)	(4,071,391)
Balance at ending at Mar. 31, 2023	$ 1,225	13,456,900	(7,753,875)	5,704,250
Balance at ending (in Shares) at Mar. 31, 2023	12,247,334
Balance at Beginning at Dec. 31, 2022	$ 1,132	10,685,361	(6,293,074)	4,393,419
Balance at Beginning (in Shares) at Dec. 31, 2022	11,317,002
Issuance of common stock, net of offering costs	$ 93	2,644,437		2,644,530
Issuance of common stock, net of offering costs (in Shares)	930,332
Stock-based compensation		127,102		127,102
Net income (loss)			(1,460,801)	(1,460,801)
Balance at ending at Mar. 31, 2023	$ 1,225	$ 13,456,900	$ (7,753,875)	$ 5,704,250
Balance at ending (in Shares) at Mar. 31, 2023	12,247,334